UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            8/14/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             25
                                               -------------

Form 13F Information Table Value Total:         $ 1,403,719
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.






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                                               FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

Wendys Arbys Group Inc      COM        950587105   297,110   74,277,416    SH           Defined       1,2,3,4        74,277,416

Heinz HJ Co.                COM        423074103   216,207    6,056,229    SH           Defined       1,2,3,4         6,056,229

Chemtura Corp.              COM        163893100     2,252    9,385,112    SH           Defined       1,2,3,4         9,385,112

Tiffany & Co. NEW           COM        886547108   200,876    7,920,981    SH           Defined       1,2,3,4         7,920,981

Kraft Foods Inc.            CL A       50075N104   230,380    9,091,536    SH           Defined       1,2,3,4         9,091,536

Trian Acquisition I Corp.   COM        89582E108    48,885    5,108,198    SH           Defined       1,2,3,4         5,108,198

Trian Acquisition I Corp.   W Exp      89582E116    24,077    2,515,893    SH           Defined       1,2,3,4         2,515,893
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207     6,940      709,625    SH           Defined       1,2,3,4           709,625
                            99/99/9999

Philip Morris Intl Inc.     COM        718172109    12,410      284,492    SH           Defined       1,2,3,4           284,492

Lorillard Inc.              COM        544147101    22,213      327,765    SH           Defined       1,2,3,4           327,765

Dr Pepper Snapple
   Group Inc.               COM        26138E109   126,459    5,967,855    SH           Defined       1,2,3,4         5,967,855

Bank of America Corporation COM        060505104    23,807    1,803,597    SH           Defined       1,2,3,4         1,803,597

Career Education Corp.      COM        141665109     4,717      189,524    SH           Defined       1,2,3,4           189,524

General Mls Inc.            COM        370334104    60,595    1,081,673    SH           Defined       1,2,3,4         1,081,673

SP Acquisition Holdings Inc COM        78470A104       237       24,504    SH           Defined       1,2,3,4            24,504


Legg Mason Inc.             COM        524901105    71,485    2,932,108    SH           Defined       1,2,3,4         2,932,108

Sapphire Industrials Corp   COM        80306T109       352       36,069    SH           Defined       1,2,3,4            36,069

Global Consumer Acqst Corp  COM        378983100       192       19,897    SH           Defined       1,2,3,4            19,897

Alternative Asset
   Mgmt Acqu                COM        02149U101       382       39,141    SH           Defined       1,2,3,4            39,141

Proshares TR         PSHS ULTSHT FINL  74347R628    11,815      282,719    SH           Defined       1,2,3,4           282,719

SPDR TR                 UNIT SER 1     78462F103    35,861      390,000    SH  Put      Defined       1,2,3,4           390,000

SPDR TR                 UNIT SER 1     78462F103     2,694       29,300    SH  Call     Defined       1,2,3,4            29,300

Kroger Co.                  COM        501044101     1,076       48,800    SH  Call     Defined       1,2,3,4            48,800

Safeway Inc.              COM NEW      786514208     1,194       58,600    SH  Call     Defined       1,2,3,4            58,600

Verizon
   Communications, Inc.     COM        92343V104     1,503       48,900    SH  Call     Defined       1,2,3,4            48,900




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